Financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Other financial assets
Schedule of age of the past-due receivables with no allowance

	2017	2016
	US$'000	US$'000
0-90 days	22,085	54,428
90-180 days	5,316	9,011
180-360 days	3,938	1,061
	31,339	64,500

Schedule of changes in impairment losses

Allowance
US$'000
Balance at January 1, 2016	11,068
Impairment losses recognized (Note 25.3)	7,578
Amounts written off as uncollectible	(3,425)
Exchange differences	(550)
Balance at December 31, 2016	14,671
Impairment losses recognized (Note 25.3)	1,784
Amounts written off as uncollectible	(643)
Exchange differences	1,534
Balance at December 31, 2017	17,346

Schedule of planned long-term maturity of accounts receivables

The planned long-term maturity of the above non-current loans and receivables at December 31 is as follows:

	2017
	2019	2020	2021	2022	Other	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	344	156	161	142	2,278	3,081

	2016
	2018	2019	2020	2021	Other	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Loans and receivables	404	153	137	141	1,553	2,388